SUPPLEMENT DATED JANUARY 29, 2015

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R and ADVISOR SHARES DATED AUGUST 1, 2014

AND TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2014, as supplemented, and the Pacific Life Funds Class P Shares prospectus dated August 1, 2014, as supplemented (each a “Prospectus”), and must be preceded or accompanied by the respective Prospectus. The changes within the supplement are currently in effect. Remember to review the respective Prospectus for other important information. Capitalized terms not defined herein are as defined in the respective Prospectus.

Disclosure Changes to the Other Fund Information section

The first sentence in the Fund Organization subsection is deleted and replaced with the following:

Pacific Funds Series Trust, which is organized as a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust.”

Form No.	PFSUP115

SUPPLEMENT DATED JANUARY 29, 2015

TO THE PROSPECTUS FOR PACIFIC FUNDSSM HIGH INCOME

AND PF INTERNATIONAL SMALL-CAP FUND

CLASS P SHARES DATED DECEMBER 31, 2014

This supplement revises the Pacific Funds Class P Shares prospectus dated December 31, 2014 for Pacific Funds High Income and PF International Small-Cap Fund (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within the supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific FundsSM High Income – In the Management subsection, the name of the Investment Adviser is replaced with the following: Pacific Life Fund Advisors LLC.

Disclosure Changes to the Other Fund Information section

The first sentence in the Fund Organization subsection is deleted and replaced with the following:

Pacific Funds Series Trust, which is organized as a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust.”

SUPPLEMENT DATED JANUARY 29, 2015

TO THE PACIFIC LIFE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated December 31, 2014 for Class P Shares of the Pacific FundsSM High Income and

PF International Small-Cap Fund and Dated August 1, 2014 for all other Funds

This supplement revises the Pacific Life Funds Statement of Additional Information dated December 31, 2014 for the Pacific Funds High Income and PF International Small-Cap Fund and dated August 1, 2014 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within the supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

The last sentence of the first paragraph is deleted and replaced with the following:

The full legal name of the Trust is “Pacific Funds Series Trust,” although it may be referred to as “Pacific Funds” or the “Trust.”